Note 6 - Loans, Net of Allowance for Credit Losses - Summary of Loan, ECL, and EL Amounts by Lending Asset Category (Details) - Loans [member] - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Notional amount	$ 3,832,236	$ 2,979,880
ECL allowance	$ 2,513	$ 1,904
EL %	0.07%	0.06%
Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 3,648,919	$ 2,862,939
ECL allowance	$ 1,945	$ 1,766
EL %	0.05%	0.06%
Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 167,996	$ 116,662
ECL allowance	$ 568	$ 138
EL %	0.34%	0.12%
Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 15,321	$ 279
ECL allowance	$ 0	$ 0
EL %	0.00%	0.00%
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Notional amount	$ 2,879,320	$ 2,220,894
ECL allowance	$ 100	$ 545	$ 275
EL %	0.00%	0.02%
Point of sale loans and leases [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 2,873,078	$ 2,215,388
ECL allowance	$ 100	$ 545	275
EL %	0.00%	0.02%
Point of sale loans and leases [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 6,242	$ 5,227
ECL allowance	$ 0	$ 0	0
EL %	0.00%	0.00%
Point of sale loans and leases [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 279
ECL allowance	$ 0	$ 0	0
EL %	0.00%	0.00%
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Notional amount	$ 889,069	$ 710,369
ECL allowance	$ 2,222	$ 1,287	1,114
EL %	0.25%	0.18%
Commercial real estate mortgages [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 717,755	$ 599,113
ECL allowance	$ 1,699	$ 1,150	980
EL %	0.24%	0.19%
Commercial real estate mortgages [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 155,993	$ 111,256
ECL allowance	$ 523	$ 137	134
EL %	0.34%	0.12%
Commercial real estate mortgages [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 15,321	$ 0
ECL allowance	$ 0	$ 0	0
EL %	0.00%	0.00%
Commercial real estate loans [member]
Statement Line Items [Line Items]
Notional amount	$ 8,793	$ 13,165
ECL allowance	$ 42	$ 54	45
EL %	0.48%	0.41%
Commercial real estate loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 8,793	$ 13,165
ECL allowance	$ 42	$ 54	45
EL %	0.48%	0.41%
Commercial real estate loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	0
EL %	0.00%	0.00%
Commercial real estate loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	0
EL %	0.00%	0.00%
Public sector and other financing [member]
Statement Line Items [Line Items]
Notional amount	$ 55,054	$ 35,452
ECL allowance	$ 149	$ 18	19
EL %	0.27%	0.05%
Public sector and other financing [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 49,293	$ 35,273
ECL allowance	$ 104	$ 17	16
EL %	0.21%	0.05%
Public sector and other financing [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 5,761	$ 179
ECL allowance	$ 45	$ 1	3
EL %	0.78%	0.56%
Public sector and other financing [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	$ 0
EL %	0.00%	0.00%